Annual Fund Operating Expenses ((Delaware Limited-Term Diversified Income Fund))	0 Months Ended
	Apr. 29, 2012
Institutional Class
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	none
Other expenses	0.20%
Total annual fund operating expenses	0.67%
(Retail) | Class A
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.20%
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	(0.15%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.82%
(Retail) | Class B
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.20%
Total annual fund operating expenses	1.67%
Fee waivers and expense reimbursements	none
Total annual fund operating expenses after fee waivers and expense reimbursements	1.67%
(Retail) | Class C
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.20%
Total annual fund operating expenses	1.67%
Fee waivers and expense reimbursements	none
Total annual fund operating expenses after fee waivers and expense reimbursements	1.67%
(Retail) | Class R
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.20%
Total annual fund operating expenses	1.27%
Fee waivers and expense reimbursements	(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.17%

[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A and Class R shares' 12b-1 fees to no more than 0.15% and 0.50% of average daily net assets, respectively, from April 27, 2012 through April 30, 2013. The waiver may be terminated only by agreement of the Distributor and the Fund.